Allowance for Credit Losses and Credit Quality - Investment in Covered Loans and Non-Covered Loans by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 10,996,500	$ 8,772,226
Balance at end of period	444,544	719,793
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	729,570	87,114
30+ Days Past Due	25,225	6,676
Discount	(18,507)	(7,991)
Total	736,288	85,799
Residential Prime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	418,552	18,796
30+ Days Past Due	11,858	226
Discount	(5,831)	(887)
Total	424,579	18,135
Home Equity [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	216,310	53,995
30+ Days Past Due	9,808	5,071
Discount	(8,419)	(5,623)
Total	217,699	53,443
Indirect Automobile [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	393	1,725
30+ Days Past Due	39	128
Discount	(40)
Total	392	1,853
Consumer - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	94,315	12,598
30+ Days Past Due	3,520	1,251
Discount	(4,217)	(1,481)
Total	93,618	12,368
Pass [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	561,512	425,189
Pass [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	24,118	21,244
Pass [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	445,557	350,412
Pass [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	91,837	53,533
Special Mention [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	16,661	5,613
Special Mention [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,006
Special Mention [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	12,794	5,096
Special Mention [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,861	517
Substandard [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	58,581	24,833
Substandard [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	4,624	1,519
Substandard [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	49,139	21,413
Substandard [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	4,818	1,901
Doubtful [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	257	93
Doubtful [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		93
Doubtful [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	257
Internally Assigned Grade Loss [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(45,513)	(57,622)
Total	591,498	398,106
Internally Assigned Grade Loss [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(1,170)	(2,532)
Total	29,578	20,231
Internally Assigned Grade Loss [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(39,119)	(52,176)
Total	468,371	324,838
Internally Assigned Grade Loss [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(5,224)	(2,914)
Total	93,549	53,037
Non-Covered Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	2,627,308	2,219,954
30+ Days Past Due	39,208	27,412
Total	2,666,516	2,247,366
Credit risk by payment status, Current	9,603,423	8,222,168
Total	9,668,714	8,288,321
Non-Covered Legacy Loans [Member] | Residential Prime [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	392,900	286,167
30+ Days Past Due	15,310	11,640
Total	408,210	297,807
Non-Covered Legacy Loans [Member] | Residential Subprime [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	115,889	114,939
30+ Days Past Due	3,595	1,626
Total	119,484	116,565
Non-Covered Legacy Loans [Member] | Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	1,278,865	1,091,894
30+ Days Past Due	12,111	9,333
Total	1,290,976	1,101,227
Non-Covered Legacy Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	392,504	370,388
30+ Days Past Due	4,262	2,995
Total	396,766	373,383
Non-Covered Legacy Loans [Member] | Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	71,297	62,873
30+ Days Past Due	1,448	769
Total	72,745	63,642
Non-Covered Legacy Loans [Member] | Consumer - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	375,853	293,693
30+ Days Past Due	2,482	1,049
Total	378,335	294,742
Non-Covered Legacy Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	6,891,435	5,931,779
Non-Covered Legacy Loans [Member] | Pass [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	483,930	370,824
Non-Covered Legacy Loans [Member] | Pass [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	3,161,593	2,694,161
Non-Covered Legacy Loans [Member] | Pass [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	3,245,912	2,866,794
Non-Covered Legacy Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	57,417	42,700
Non-Covered Legacy Loans [Member] | Special Mention [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	240	9,309
Non-Covered Legacy Loans [Member] | Special Mention [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	49,847	27,227
Non-Covered Legacy Loans [Member] | Special Mention [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	7,330	6,164
Non-Covered Legacy Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	51,251	65,437
Non-Covered Legacy Loans [Member] | Substandard [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	69	2,962
Non-Covered Legacy Loans [Member] | Substandard [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	22,217	30,308
Non-Covered Legacy Loans [Member] | Substandard [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	28,965	32,167
Non-Covered Legacy Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,095	1,039
Non-Covered Legacy Loans [Member] | Doubtful [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	162	113
Non-Covered Legacy Loans [Member] | Doubtful [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,933	926
Non-Covered Legacy Loans [Member] | Internally Assigned Grade Loss [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	7,002,198	6,040,955
Non-Covered Legacy Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	484,239	383,095
Non-Covered Legacy Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,233,819	2,751,809
Non-Covered Legacy Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,284,140	2,906,051
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	444,544	719,793	1,092,756
Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	241,057	303,185
30+ Days Past Due	38,652	66,800
Discount	(55,551)	(74,549)
Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	31,260	37,025	87,051
Covered Loans [Member] | Residential Prime [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	140,628	158,710
30+ Days Past Due	22,058	30,814
Discount	(34,662)	(35,499)
Covered Loans [Member] | Home Equity [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	99,478	143,236
30+ Days Past Due	16,542	35,811
Discount	(23,590)	(41,925)
Covered Loans [Member] | Credit Card [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	614	648
30+ Days Past Due	34	31
Covered Loans [Member] | Consumer - Other [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	337	591
30+ Days Past Due	18	144
Discount	2,701	2,875
Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	145,620	222,175
Covered Loans [Member] | Pass [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	34,731	42,886
Covered Loans [Member] | Pass [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	87,509	148,579
Covered Loans [Member] | Pass [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	23,380	30,710
Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	22,745	57,880
Covered Loans [Member] | Special Mention [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,928	7,401
Covered Loans [Member] | Special Mention [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	20,422	49,699
Covered Loans [Member] | Special Mention [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	395	780
Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	68,535	183,127
Covered Loans [Member] | Substandard [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	8,008	23,891
Covered Loans [Member] | Substandard [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	51,252	144,680
Covered Loans [Member] | Substandard [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,275	14,556
Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		4,748
Covered Loans [Member] | Doubtful [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		497
Covered Loans [Member] | Doubtful [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		3,267
Covered Loans [Member] | Doubtful [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		984
Covered Loans [Member] | Internally Assigned Grade Loss [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	236,900	467,930
Discount	(16,514)	(43,573)
Balance at end of period	220,386	424,357
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	224,158	295,436
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	44,667	74,675
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	159,183	346,225
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	33,050	47,030
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Residential Prime [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	128,024	154,025
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Home Equity [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	92,430	137,122
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Credit Card [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	648	679
Covered Loans [Member] | Internally Assigned Grade Loss [Member] | Consumer - Other [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	$ 3,056	$ 3,610